COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Leases
As of December 31, 2016, future minimum rental payments under non-cancelable operating leases are as follows:

Year	Amount
2017	$1,019
2018	1,033
2019	1,047
2020	1,078
2021 and after	4,708
Total	$8,885